Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40488
Entity Registrant Name	MOLECULAR PARTNERS AG
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Wagistrasse 14
Entity Address, Postal Zip Code	8952
Entity Address, City or Town	Zurich-Schlieren
Entity Address, Country	CH
Entity Common Stock, Shares Outstanding	40,374,641
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001745114
American depositary shares (each representing one ordinary share, CHF 0.10 nominal value per share)
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (each representingone ordinary share, CHF 0.10 nominal value per share)
Trading Symbol	MOLN
Security Exchange Name	NASDAQ
Ordinary shares, CHF 0.10 nominal value per share
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, CHF 0.10 nominal value per share
No trading symbol	true
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Wagistrasse 14
Entity Address, Postal Zip Code	8952
Entity Address, City or Town	Zurich-Schlieren
Entity Address, Country	CH
Contact Personnel Name	Patrick Amstutz
Country Region	41
City Area Code	44
Local Phone Number	755 77 00